Property, plant and equipment - Schedule of PPE (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost	$ 22,165	$ 17,334
Accumulated Depreciation	16,560	14,214
Property, plant and equipment	5,605	3,120
Computer equipment and software
Property, Plant and Equipment [Line Items]
Cost	3,598	2,945
Accumulated Depreciation	2,855	2,575
Property, plant and equipment	743	370
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	119	86
Accumulated Depreciation	90	85
Property, plant and equipment	29	1
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	13,584	10,239
Accumulated Depreciation	9,505	7,713
Property, plant and equipment	4,079	2,526
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	4,864	4,064
Accumulated Depreciation	4,110	3,841
Property, plant and equipment	$ 754	$ 223